Condensed Financial Information Parent Company Only (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net Income (Loss)	$ 13,138,338	$ 10,758,502
Adjustments to reconcile net income to net cash provided by operating activities:
Net cash provided by operating activities	14,044,681	13,584,217
Cash Flows from Financing Activities
Dividends paid on preferred stock	48,750	54,375
Dividends paid on common stock	3,386,502	2,947,185
Net cash provided by financing activities	85,857,771	169,893,711
Cash Flows from Operating Activities
Dividends declared	4,699,529	4,004,030
Dividends paid:
Dividends reinvested	1,163,815	1,039,072
Parent Company [Member]
Net Income (Loss)	13,138,338	10,758,502
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of subsidiary	(9,544,948)	(7,779,355)
(Increase) decrease in income taxes receivable	(467)	28,097
Net cash provided by operating activities	3,592,923	3,007,244
Cash Flows from Financing Activities
Dividends paid on preferred stock	48,750	54,375
Dividends paid on common stock	3,386,502	2,947,185
Net cash provided by financing activities	(3,435,252)	(3,001,560)
Net increase in cash	157,671	5,684
Cash
Cash Beginning	750,371	744,687
Cash Ending	908,042	750,371
Cash Received for Income Taxes	184,973	213,071
Cash Flows from Operating Activities
Cash Paid for Interest	393,105	476,666
Dividends declared	4,699,529	4,004,030
Dividends paid:
Increase in dividends payable attributable to dividends declared	(149,212)	(17,773)
Dividends reinvested	1,163,815	1,039,072
Total common shares dividends paid	$ 3,386,502	$ 2,947,185